UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Charlemagne Capital Limited

Address:    St. Mary's Court
            20 Hill Street

            Douglas
            Isle of Man
            IM1 1EU
            British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jane Bates
Title:      Managing Director
Phone:      +44 1624 640200

Signature, Place and Date of Signing:


/s/ Jane Bates                 British Isles                May 3, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $312,773
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-11145               Charlemagne Capital (IOM) Limited

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED NONE
--------------                --------------     -----      -------   -------   --- ----   ----------   -----  ----      ------ ----
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105  22,192       441,016 SH         DEFINED        1      441,016
BANCO BRADESCO S A            SP ADR PFD NEW    059460303   4,796       260,169 SH         DEFINED        1      260,169
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT    05967A107   1,033        83,051 SH         DEFINED        1       83,051
BANCO SANTANDER CHILE NEW     SP ADR REP COM    05965X109   1,333        19,541 SH         DEFINED        1       19,541
CEMEX SAB DE CV               SPON ADR NEW      151290889     875        85,633 SH         DEFINED        1       85,633
CENTRAL EUROPEAN DIST CORP    COM               153435102   4,947       141,299 SH          SOLE        NONE     141,299
CENTRAL EUROPEAN DIST CORP    COM               153435102   5,456       155,838 SH         DEFINED        1      155,838
CHUNGHWA TELECOM CO LTD       SPON ADR NEW10    17133Q106     446        22,918 SH         DEFINED        1       22,918
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD      20441W203   2,226        24,267 SH         DEFINED        1       24,267
COMPANHIA ENERGETICA DE MINA  SP ADR N-V PFD    204409601   1,999       120,226 SH         DEFINED        1      120,226
COMPANHIA SIDERURGICA NACION  SPONSORED  ADR    20440W105     784        19,636 SH         DEFINED        1       19,636
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR     204448104     674        21,765 SH         DEFINED        1       21,765
CREDICORP LTD                 COM               G2519Y108     975        11,056 SH         DEFINED        1       11,056
ENERSIS S A                   SPONSORED ADR     29274F104   1,315        65,820 SH         DEFINED        1       65,820
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS    344419106  16,517       347,655 SH         DEFINED        1      347,655
GAFISA S A                    SPONS ADR         362607301     254        18,500 SH         DEFINED        1       18,500
GERDAU S A                    SPONSORED ADR     373737105   1,903       116,642 SH         DEFINED        1      116,642
GREAT BASIN GOLD LTD          COM               390124105  12,384     7,205,178 SH         DEFINED        1    7,205,178
GRUPO TELEVISA SA DE CV       SP ADR REP ORD    40049J206  11,002       523,045 SH         DEFINED        1      523,045
HYPERDYNAMICS CORP            COM               448954107      70        57,464 SH         DEFINED        1       57,464
ICICI BK LTD                  ADR               45104G104     434        10,168 SH         DEFINED        1       10,168
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106  29,474     1,340,635 SH         DEFINED        1    1,340,635
MECHEL OAO                    SPONSORED ADR     583840103  12,410       436,369 SH          SOLE        NONE     436,369
MECHEL OAO                    SPONSORED ADR     583840103  21,065       740,689 SH         DEFINED        1      740,689
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109  17,663       318,051 SH          SOLE        NONE     318,051
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109  25,343       456,346 SH         DEFINED        1      456,346
NICE SYS LTD                  SPONSORED ADR     653656108   1,529        48,156 SH         DEFINED        1       48,156
PETROCHINA CO LTD             SPONSORED  ADR    71646E100   5,216        44,480 SH         DEFINED        1       44,480
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG    71654V101  32,616       823,528 SH         DEFINED        1      823,528
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408   2,204        49,537 SH         DEFINED        1       49,537
SILICONWARE PRECISION INDS L  SPONSD ADR SPL    827084864     253        42,195 SH         DEFINED        1       42,195
SK TELECOM LTD                SPONSORED  ADR    78440P108   6,025       349,469 SH         DEFINED        1      349,469
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209  16,372       259,544 SH         DEFINED        1      259,544
VALE S A                      ADR REPSTG PFD    91912E204  50,989     1,836,136 SH         DEFINED        1    1,836,136

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